Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Line Items]
Undistributed earnings of certain foreign subsidiaries	$ 4,900
Income taxes paid, net	341	$ 336
Income tax loss carryforwards	3,000
Tax credit carryforwards	84
Total losses	1,900
Gross unrecognized tax benefits	142	182	$ 192
Gross unrecognized tax benefits that would affect the Company's effective tax rate	126	165
Interest and penalties on the unrecognized tax benefits	26	43
(Decrease)/Increase in expenses related to changes in its reserves for interest and penalties	(17)	$ (3)
Decrease in gross unrecognized tax benefits	73
Amount of decrease of gross unrecognized tax benefits that would affect effective tax rate if recognized	$ 66
Income tax examination in Germany	2007
Income tax examination in China, Mexico and Austria	2015
Income tax examination in Canada	2016
income tax examination in US	2017
Minimum [Member]
Income Taxes [Line Items]
Expiry date of operating losses and tax credit carryforwards	2022
Maximum [Member]
Income Taxes [Line Items]
Expiry date of operating losses and tax credit carryforwards	2041